Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue Amortization	$ 3,056	$ 3,050	$ 3,048
Future Amortization Expense, Year One	3,050
Future Amortization Expense, Year Two	$ 2,303